Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
       Basis of Presentation and General Information

EuroDry Ltd. (the “Company” or “EuroDry”) was formed by Euroseas Ltd. (“Euroseas” or “former Parent Company”) on
January 8, 2018
under the laws of the Republic of the Marshall Islands to serve as the holding company of seven
subsidiaries (the "Subsidiaries") contributed by Euroseas to EuroDry in connection with the spin-off of Euroseas' drybulk vessels held for use as of
December 31, 2017 (
the "Spin-off"). On
May 30, 2018,
Euroseas contributed these Subsidiaries to EuroDry in exchange for
2,254,830
common shares in EuroDry, which Euroseas, distributed to holders of Euroseas common stock on a pro rata basis. Further, on
May 30, 2018
Euroseas distributed shares of the Company's Series B Preferred Stock (the “EuroDry Series B Preferred Shares”) to holders of Euroseas' Series B Preferred Shares, representing
50%
of Euroseas Series B Preferred Stock. For periods up to
May 30, 2018,
the accompanying financial statements reflect the financial position and results of the carve-out operations of the Subsidiaries that were contributed to the Company.

The operations of the vessels are managed by Eurobulk Ltd. ("Eurobulk" or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”)
,
collectively the “Managers”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manila, Philippines Suite
1003,
10th
Floor Ma. Natividad Building,
470
T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note
6
).

The Pittas family is the controlling shareholder of Dry Friends Investment Company Inc. which, in turn, owns
36.4%
of the Company's shares as of
December 31, 2020.
Mr. Aristides J. Pittas is the Chairman and Chief Executive Officer of the Company and Euroseas.

On
March 11, 2020,
the World Health Organization declared the
2019
Novel Coronavirus (the “COVID-
19”
) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as social distancing, travel restrictions, border closures, limitations on public gatherings, working from home, supply chain logistical changes and closure of non-essential businesses. Such measures have and will likely continue to cause severe trade disruptions, significant reduction in global economic activity and extreme volatility in the global financial markets. Although to date there has not
been any significant effect on the Company's operating activities due to COVID-
19,
other than the decrease in market rates in
2020,
which have recovered in
2021,
and increased crew cost, there continues to be a high level of uncertainty relating to how the pandemic will evolve, including the availability of vaccines and their global deployment, the development of effective treatments, the imposition of effective public safety and other protective measures and the public's and government's responses to such measures.
Accordingly, an estimate of the future impact of COVID-
19
on the Company's operational and financial performance cannot be made at this time, as it may
take some time to materialize and
may
not
be fully reflected in the results for
2020.

The Company is engaged in the ocean transportation of dry bulk through ownership and operation of dry bulk ship-owning companies. Details of the Company's wholly owned subsidiaries are set out below:

•	Pantelis Shipping Corp., incorporated in the Republic of Liberia on
December 4, 2009,
owner of the Liberian flag
74,020
DWT bulk carrier M/V "Pantelis" which was built in
2000
and acquired on
July 23, 2009.

•	Eirini Shipping Ltd., incorporated in the Republic of Liberia on
February 2, 2014,
owner of the Liberian flag
76,466
DWT bulk carrier M/V “Eirini P” which was built in
2004
and acquired on
May 26, 2014.

•	Ultra One Shipping Ltd., incorporated in the Republic of Liberia on
November 21, 2013,
owner of Liberian flag
63,500
DWT bulk carrier M/V "Alexandros P." (ex- Hull DY
160
). M/V "Alexandros P", which is a new build, was delivered on
January 16, 2017.

•	Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
owner of the Marshall Islands flag
82,000
DWT bulk carrier M/V "Xenia". M/V "Xenia", which is a new build, was delivered on
February 25, 2016.

•	Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
owner of the Marshall Islands flag
82,000
DWT bulk carrier M/V “Ekaterini”. M/V “Ekaterini”, which is a new build, was delivered on
May 7, 2018.

•	Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 15, 2016,
owner of the Cypriot flag
75,100
DWT bulk carrier M/V “Tasos” which was built in
2000
and acquired on
January 9, 2017.

•	Light Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 6, 2018,
owner of the Cypriot flag
75,845
DWT bulk carrier M/V “Starlight” which was built in
2004
and acquired on
November 30, 2018.

As of
December 31, 2020,
the Company had a working capital deficit of
$13.2
million, and for the year ended
December 31, 2020
incurred a net loss of
$5.9
million and a net loss attributable to common shareholders of
$7.5
million and generated net cash from operating activities of
$2.3
million. The Company's cash balance amounted to
$0.9
million and cash in restricted retention accounts amounted to
$3.7
million as of
December 31, 2020.
The Company intends to fund its working capital requirements via cash on hand and cash flows from operations. In the event that these are not
sufficient the Company
may
also use funds from debt refinancing, debt balloon payment refinancing and equity offerings and sell vessels (where equity will be released), if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The following charterers individually accounted for more than
10%
of the Company's revenues as follows:

	Year ended December 31,
Charterer	2018	2019	2020
A/S Klaveness Chartering	32%	35%	23%
Quadra Commodities S.A.	-	16%	19%
Guardian Navigation GMax LLC pool	-	15%	14%
Ultrabulk A/S	-	-	13%
Amaggi Europe B.V.	11%	-	-